Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	2 Months Ended	4 Months Ended	6 Months Ended
	Mar. 03, 2026	Jun. 30, 2026	Jun. 30, 2025
Successor
Cash flows from operating activities:
Net (loss) income		$ (11,487)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depletion, oil and gas properties		19,535
Depreciation and amortization, other property and equipment		1,122
Accretion of asset retirement obligation		1,518
Settlement of asset retirement obligation liabilities		(385)
Deferred tax benefit		(3,083)
Amortization of debt issuance costs		295
Amortization of debt premiums		(1,116)
Loss on early extinguishment of debt		4,475
Loss (gain) on commodity derivatives		8,342
Net settlements of commodity derivatives		619
Cash paid for modification of derivative contracts, net of realized loss		(92,816)
Stock compensation expense		2,653
Change in fair value of earnout liability		2,876
Reduction of operating lease liabilities		61
Gain on sale of assets		(188)
Changes in operating assets and liabilities, net of effects from acquisition:
Accounts receivable		8,933
Hedge receivable		(6,586)
Hedge payable		(570)
Prepaid expenses and other current assets		(792)
Other noncurrent assets		(4,002)
Accounts payable		7,575
Related party payable		(1,383)
Other current liabilities		(33,512)
Net cash provided by (used in) operating activities		(97,916)
Cash flows from investing activities:
Capital expenditures for oil and natural gas properties		(749)
Purchases of other property and equipment		(444)
Proceeds from sale of assets		7,214
Acquisition, net of cash acquired		(145,527)
Net cash provided by (used in) investing activities		(139,506)
Cash flows from financing activities:
Proceeds from issuance of Class A common stock in connection with PIPE financing, net of issuance costs		82,251
Proceeds from issuance of Series A redeemable preferred stock and warrants, net of issuance costs and discounts		119,643
Proceeds from issuance of Series B convertible redeemable preferred stock, net of issuance costs and discounts		24,701
Payments of dividends		(3,359)
Payments of dividend equivalents		(219)
Proceeds from long-term debt		387,000
Repayments of long-term debt		(322,453)
Payments of debt issuance costs		(11,205)
Payments on finance lease liabilities		(167)
Cash settlement of PIH share-based compensation liability		(265)
Member distributions
Net cash provided by (used in) financing activities		275,927
Net increase (decrease) in cash, cash equivalents, and restricted cash		38,505
Cash, cash equivalents, and restricted cash at beginning of period		15,090
Cash, cash equivalents, and restricted cash at end of period	$ 15,090	53,595
Supplemental cash flow information:
Cash paid for interest		7,105
Stock issued for acquisitions		67,850
Satisfaction of liability-classified share-based payment awards		46,982
Right-of-use assets obtained in exchange for new operating lease liabilities		3,546
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases		83
Predecessor
Cash flows from operating activities:
Net (loss) income	(71,339)		$ 6,920
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depletion, oil and gas properties	4,276		14,564
Depreciation and amortization, other property and equipment	673		1,549
Accretion of asset retirement obligation	643		2,035
Settlement of asset retirement obligation liabilities			(448)
Deferred tax benefit
Amortization of debt issuance costs	273		877
Amortization of debt premiums
Loss on early extinguishment of debt
Loss (gain) on commodity derivatives	27,905		(4,056)
Net settlements of commodity derivatives	(10,621)		(17,335)
Cash paid for modification of derivative contracts, net of realized loss
Stock compensation expense	46,982
Change in fair value of earnout liability
Reduction of operating lease liabilities			(3)
Gain on sale of assets	(816)		(5,793)
Changes in operating assets and liabilities, net of effects from acquisition:
Accounts receivable	(5,573)		1,657
Hedge receivable
Hedge payable	6,090		(2,659)
Prepaid expenses and other current assets	38		(514)
Other noncurrent assets	22		(233)
Accounts payable	(6,657)		1,871
Related party payable
Other current liabilities	13,306		252
Net cash provided by (used in) operating activities	5,202		(1,316)
Cash flows from investing activities:
Capital expenditures for oil and natural gas properties	(553)		(1,323)
Purchases of other property and equipment	(431)		(521)
Proceeds from sale of assets	816		5,793
Acquisition, net of cash acquired
Net cash provided by (used in) investing activities	(168)		3,949
Cash flows from financing activities:
Proceeds from issuance of Class A common stock in connection with PIPE financing, net of issuance costs
Proceeds from issuance of Series A redeemable preferred stock and warrants, net of issuance costs and discounts
Proceeds from issuance of Series B convertible redeemable preferred stock, net of issuance costs and discounts
Payments of dividends
Payments of dividend equivalents
Proceeds from long-term debt	4,000		213
Repayments of long-term debt	(5,191)		(24,228)
Payments of debt issuance costs	(9)
Payments on finance lease liabilities	(198)		(745)
Cash settlement of PIH share-based compensation liability
Member distributions			(60,000)
Net cash provided by (used in) financing activities	(1,398)		(84,760)
Net increase (decrease) in cash, cash equivalents, and restricted cash	3,636		(82,127)
Cash, cash equivalents, and restricted cash at beginning of period	15,341	$ 18,977	102,287
Cash, cash equivalents, and restricted cash at end of period	18,977		20,160
Supplemental cash flow information:
Cash paid for interest	3,721		12,382
Stock issued for acquisitions
Satisfaction of liability-classified share-based payment awards
Right-of-use assets obtained in exchange for new operating lease liabilities
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 42		$ 122